BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
BlackRock Total Return Fund

BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock China Fund
BlackRock Commodity Strategies Fund
BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Long/Short Equity Fund
BlackRock Energy & Resources Portfolio
BlackRock Flexible Equity Fund
BlackRock Global Long/Short Credit Fund
BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock India Fund
BlackRock International Opportunities Portfolio
BlackRock Managed Volatility Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Multi-Asset Real Return Fund
BlackRock Real Estate Securities Fund
BlackRock Science & Technology
     Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Strategic Risk Allocation Fund
BlackRock U.S. Opportunities Portfolio
BlackRock World Gold Fund

BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock Conservative Prepared Portfolio
BlackRock Core Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Income Portfolio
BlackRock GNMA Portfolio
BlackRock Growth Prepared Portfolio
BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio
BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio
BlackRock Moderate Prepared Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Secured Credit Portfolio
BlackRock U.S. Government Bond Portfolio
LifePath® Active 2015 Portfolio
LifePath® Active 2020 Portfolio
LifePath® Active 2025 Portfolio
LifePath® Active 2030 Portfolio
LifePath® Active 2035 Portfolio
LifePath® Active 2040 Portfolio
LifePath® Active 2045 Portfolio
LifePath® Active 2050 Portfolio

LifePath® Active 2055 Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
BlackRock Intermediate Municipal Fund

BlackRock Natural Resources Trust

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

FDP Series, Inc.
Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund
MFS Research International FDP Fund

Managed Account Series
BlackRock U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2013 to the
Statement of Additional Information of each Fund

Effective immediately, the Statements of Additional Information of the Funds are amended as follows:

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, Cetera Advisor Networks LLC, Cetera Advisors LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Chase Investment Services Corp, CCO Investment Services, Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, FSC Securities Corporation, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, New England Securities Corporation, Oppenheimer & Co., PFS Investments, Raymond James, RBC Capital Markets, Robert W. Baird & Co., Royal Alliance Associates, SagePoint Financial, Securities America, State Farm VP Management Corp., Tower Square Securities, Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Walnut Street Securities, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this supplement for future reference.

SAI-GLOBAL-0513SUP